Employee Benefits - Schedule of Relative Size of Plan Obligation and Assets (Detail)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
SPP [member] | Canada [member]
Disclosure of defined benefit plans [line items]
Percentage of total benefit obligations	70.00%	74.00%
Percentage of total plan assets	72.00%	76.00%
Percentage of total benefit expense	82.00%	80.00%
Other Pension Plans [Member] | Canada [member]
Disclosure of defined benefit plans [line items]
Percentage of total benefit obligations	14.00%	11.00%
Percentage of total plan assets	9.00%	6.00%
Percentage of total benefit expense	16.00%	16.00%
Pension plans [member] | International [member]
Disclosure of defined benefit plans [line items]
Percentage of total benefit obligations	16.00%	15.00%
Percentage of total plan assets	19.00%	18.00%
Percentage of total benefit expense	2.00%	4.00%
Other benefit plans [member] | Canada [member]
Disclosure of defined benefit plans [line items]
Percentage of total benefit obligations	58.00%	63.00%
Percentage of total plan assets	16.00%	18.00%
Percentage of total benefit expense	39.00%	51.00%
Other benefit plans [member] | International [member]
Disclosure of defined benefit plans [line items]
Percentage of total benefit obligations	42.00%	37.00%
Percentage of total plan assets	84.00%	82.00%
Percentage of total benefit expense	61.00%	49.00%